Receivables and Other Current Assets	9 Months Ended
Sep. 30, 2018
Trade and other current receivables [abstract]
Receivables and Other Current Assets

5.	RECEIVABLES AND OTHER CURRENT ASSETS

A summary of the receivables and other current assets as of September 30, 2018 is detailed in the table below:

	September 30, 2018	December 31, 2017
Sales taxes receivable	103	143
Interest receivable	6	16
Other current assets	49	83
	158	242

Other current assets is mainly comprised of prepaid expenses.